ULTIMUS
                                Your Fund Matters



August 1, 2008


U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

      Re:  Williamsburg Investment Trust
           File No. 33-25301


Ladies and Gentlemen:

      Pursuant to Rule 497(j) under the Securities Act of 1933, the undersigned certifies that (i) the form of Prospectuses and Statements of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent amendment to Williamsburg Investment Trust's registration statement on Form N-1A (Post-Effective Amendment No. 46) and (ii) the text of the most recent amendment has been filed electronically.


Very truly yours,

/s/ John F. Splain

John F. Splain
Managing Director









Ultimus Fund Solutions, LLC   225 Pictoria Drive, Suite 450  Phone:(513)587-3400
www.ultimusfundsolutions.com  Cincinnati, Ohio 45246         Fax: (513) 587-3450
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